COST OF REVENUES	12 Months Ended
Dec. 31, 2025
Cost Of Revenues
COST OF REVENUES

NOTE 22 – COST OF REVENUES:

	Year Ended December 31
	2025	2024	2023

Payroll and related expenses	$1,812	$1,583	$1,412
Share-based compensation	315	-	-
Subcontractor and outsourced work	135	3	116
Materials and components consumed	3,675	1,566	5,701
Depreciation	321	117	118
Smart cart maintenance	514	41	429
Other	35	177	183
	$6,807	$3,487	$7,959